INCOME TAXES (Tables)	12 Months Ended
Feb. 25, 2017
Cmponents of Income Tax Benefit

The components of income tax benefit consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Current
Federal(1)	$108.6	$41.0	$8.5
State(2)	20.6	9.8	8.2

Total Current	129.2	50.8	16.7
Deferred
Federal	(177.9)	(93.0)	(110.9)
State	(41.6)	2.6	(59.2)

Total Deferred	(219.5)	(90.4)	(170.1)

Income tax benefit	$(90.3)	$(39.6)	$(153.4)

(1)	Federal current tax expense net of $31.2 million tax benefit of NOLs in fiscal 2016. No tax benefit of NOLs in fiscal 2015 and fiscal 2014.
(2)	State current tax expense net of $3.8 million tax benefit of NOLs in fiscal 2016. No tax benefit of NOLs in fiscal 2015 and fiscal 2014.

Difference Between Actual Tax Provision and Tax Provision

The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to losses before income taxes was attributable to the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Income tax benefit at federal statutory rate	$(162.3)	$(189.6)	$(482.5)
State income taxes, net of federal benefit	(20.2)	(38.9)	(38.4)
Change in valuation allowance	107.1	113.0	6.4
Unrecognized tax benefits	(18.7)	3.1	11.3
Member loss	16.6	60.4	251.0
Charitable donations	(11.1)	(11.1)	—
Tax Credits	(17.3)	(6.9)	(2.4)
Indemnification asset / liability	5.1	14.0	(26.3)
Transaction costs	—	—	62.1
Nondeductible equity compensation	4.2	12.3	51.0
Other	6.3	4.1	14.4

Income tax benefit	$(90.3)	$(39.6)	$(153.4)

Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Deferred tax assets:
Compensation and benefits	$190.6	$202.9
Net operating loss	213.8	226.4
Pension & postretirement benefits	341.4	361.2
Reserves	53.9	66.0
Self-Insurance	350.6	338.1
Tax credits	48.3	46.7
Other	43.0	149.4

Gross deferred tax assets	1,241.6	1,390.7
Less: valuation allowance	(387.6)	(286.8)

Total deferred tax assets	854.0	1,103.9
Deferred tax liabilities:
Debt discount	86.3	97.6
Depreciation and amortization	1,617.6	1,848.7
Inventories	477.2	477.6
Investment in foreign operations	130.4	125.1
Other	22.3	67.8

Total deferred tax liabilities	2,333.8	2,616.8

Net deferred tax liability	$(1,479.8)	$(1,512.9)

Noncurrent deferred tax asset	$—	$—
Noncurrent deferred tax liability	(1,479.8)	(1,512.9)

Total	$(1,479.8)	$(1,512.9)

Unrecognized Tax Benefits

Changes in the Company’s unrecognized tax benefits consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Beginning balance	$435.3	$451.5	$180.4
Increase from acquisitions	—	—	262.7
Increase related to tax positions taken in the current year	63.8	11.5	10.6
Increase related to tax positions taken in prior years	6.4	19.7	19.9
Decrease related to tax position taken in prior years	(71.0)	(3.5)	(15.5)
Foreign currency translation	—	—	(0.1)
Decrease related to settlements with taxing authorities	(9.8)	(42.1)	(4.9)
Decrease related to lapse of statute of limitations	(6.7)	(1.8)	(1.6)

Ending balance	$418.0	$435.3	$451.5